Earnings Per Share - Schedule of Potential Shares Excluded from Calculation of Diluted Net Earnings (Loss) Per Share (Details) - shares shares in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive (in shares)	33,651	30,631	39,043
Series A Mandatory Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive (in shares)	0	0	10,423
Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive (in shares)	29,103	27,691	26,349
Common stock equivalents
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total anti-dilutive (in shares)	4,548	2,940	2,271